UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Arience Capital Management, L.P.
Address: 745 Fifth Avenue, 7th Floor

         New York, NY  10151

13F File Number:  28-10758

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arience GP, L.L.C., General Partner
	   By:  Caryn Seidman-Becker, Managing Member
Title:
Phone:     212-303-3700

Signature, Place, and Date of Signing:

     /s/ Caryn Seidman-Becker     New York, NY     May 15, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $1,151,807 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN COMMERCIAL LINES      COM NEW          025195207    14487   916903 SH       SOLE                   916903        0        0
BAXTER INTL INC                COM              071813109    82886  1433520 SH       SOLE                  1433520        0        0
BR MALLS PARTICIPACOES SA      COM              99AD15PW4    12074  1357200 SH       SOLE                  1357200        0        0
BURGER KING HLDGS INC          COM              121208201   105829  3826083 SH       SOLE                  3826083        0        0
BURLINGTON NORTHN SANTA FE C   COM              12189T104    36388   394580 SH       SOLE                   394580        0        0
COVIDIEN LTD                   COM              G2552X108    60543  1368200 SH       SOLE                  1368200        0        0
DISCOVERY HOLDING CO           CL A COM         25468Y107    13661   643800 SH       SOLE                   643800        0        0
DST SYS INC DEL                COM              233326107    82950  1261785 SH       SOLE                  1261785        0        0
EAGLE MATERIALS INC            COM              26969P108    58723  1651848 SH       SOLE                  1651848        0        0
ELECTRONIC ARTS INC            COM              285512109   118558  2374959 SH       SOLE                  2374959        0        0
GAFISA S A                     SPONS ADR        362607301    52720  1580347 SH       SOLE                  1580347        0        0
HEALTHSOUTH CORP               COM NEW          421924309    43442  2441925 SH       SOLE                  2441925        0        0
HEXCEL CORP NEW                COM              428291108     9230   482987 SH       SOLE                   482987        0        0
INVESCO LTD                    SHS              G491BT108    37118  1523740 SH       SOLE                  1523740        0        0
J CREW GROUP INC               COM              46612H402    21827   494159 SH       SOLE                   494159        0        0
KANSAS CITY SOUTHERN           COM NEW          485170302    58761  1465003 SH       SOLE                  1465003        0        0
MANNKIND CORP                  COM              56400P201     8547  1431600 SH       SOLE                  1431600        0        0
MERCADOLIBRE INC               COM              58733R102    14000   352101 SH       SOLE                   352101        0        0
MONSTER WORLDWIDE INC          COM              611742107    70241  2901325 SH       SOLE                  2901325        0        0
NALCO HOLDING COMPANY          COM              62985Q101    27113  1281930 SH       SOLE                  1281930        0        0
SAIC INC                       COM              78390X101    12699   683100 SH       SOLE                   683100        0        0
SEAGATE TECHNOLOGY             SHS              G7945J104    62039  2962710 SH       SOLE                  2962710        0        0
SHIRE PLC                      SPONSORED ADR    82481R106    19847   342422 SH       SOLE                   342422        0        0
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401    33217   641867 SH       SOLE                   641867        0        0
TENNECO INC                    COM              880349105    73654  2636147 SH       SOLE                  2636147        0        0
THERAVANCE INC                 COM              88338T104     5236   497279 SH       SOLE                   497279        0        0
XM SATELLITE RADIO HLDGS INC   CL A             983759101    16017  1378418 SH       SOLE                  1378418        0        0